SHORT-TERM BORROWING	12 Months Ended
Dec. 31, 2017
SHORT-TERM BORROWING

17. SHORT-TERM BORROWING

Short-term borrowing is as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,525,153	77,118,809	11,852,944
Long-term borrowings due within one year	—	31,624,560	4,860,606
Credit facility with Bank of Shanghai	24,992,214	—	—

Total	107,517,367	108,743,369	16,713,550

In March 2016, the Bank of Shanghai (“BOS”), issued a commitment letter whereby BOS agreed to grant the Group a one-year credit facility of RMB50.0 million (US$7.7 million). In March 2017, the credit facility was extended for one year. The Group can apply to draw on the credit facility as needed for its operations. As of December 31, 2016, the Group had withdrawn RMB25.0 million (US$3.8 million) under this credit facility with annual interest rate of 6.525% and the loans were guaranteed by Zhu Jun and The9 Computer. The credit facility was repaid and closed as of December 31, 2017.

In June 2016, the Group completed a share exchange transaction with L&A for a total of 769,481,940 (after 1 to 5 stock split) newly issued shares of L&A. In June 2016, Asian Development borrowed a total of HK$92.3 million from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a pledge of 417,440,000 shares of L&A. The outstanding balance as of December 31, 2017 is RMB77.1 million (US$11.9 million) due to exchange rate changes. As Asian Development is currently in default of the loan due to a sharp decline in stock price of L&A (see Note 32.3), the balance of loan payable and interest payable were reclassified as current liabilities.

In 2015, the Group entered an entrusted bank borrowing agreement, amounted to RMB31.6 million (US$4.9 million), with a subsidiary of a convertible note investor (see Note 21) and China Merchants Bank as entrustment bank. The agreement matures in December 2018, with an annual interest rate of 12% due on maturity of the loan. The loan is secured by the Group’s office building and land use right. The outstanding balance as of December 31, 2017 is RMB38.9 million (US$6.0 million), including RMB7.3 million (US$1.1 million) interest payable. As of December 31, 2017, the Group reclassified the long term borrowing to short term loan as the loan is due within one year.